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Telephone: (202) 737-8833

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October 5, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Municipal Income Fund, Inc. (File Nos. 033-07812 and 811-04791)

AB Municipal Income Fund II (File Nos. 033-60560 and 811-07618)

Dear Sir or Madam:

On behalf of the above-referenced AB Funds (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Funds that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on September 28, 2022.

A definitive form of the Prospectus for the Funds was filed separately pursuant to Rule 497(c).

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Very truly yours, /s/ Lancelot A. King Lancelot A. King